Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The domestic and foreign components of (loss) income before income taxes and recovery of (provision for) income taxes were as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
(Loss) income before income taxes
Domestic	(2,552,766)	1,920,503
Foreign	(1,070,082)	1,220,089
	(3,622,848)	3,140,592

Current income tax expense
Domestic	(508)	(1,815)
Foreign	(23,633)	(33,155)
	(24,141)	(34,970)
Deferred income tax recovery (expense)
Domestic	180,062	(191,589)
Foreign	6,509	626
	186,571	(190,963)

Recovery of (provision for) income taxes	162,430	(225,933)
The reconciliation of the expected income tax recovery (expense) to the actual recovery of (provision for) income taxes reported in the consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2022 and 2021 is as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
(Loss) income before income taxes	(3,622,848)	3,140,592
Expected income tax recovery (expense) at Canadian statutory income tax rate of 26.5% (2021 - 26.5%)	960,055	(832,446)
Permanent differences
Net unrealized (loss) gain on equity and other investments	(418,609)	377,707
Stock-based compensation	(17,681)	155,011
Foreign tax rate differential	35,982	75,940
Tax credits recognized during the year	17,182	27,244
Change in valuation allowance	(397,119)	(17,805)
Other items	(17,380)	(11,584)
Recovery of (provision for) income taxes	162,430	(225,933)

The Company assesses whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a "more-likely-than-not" standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	$	$
Deferred tax assets
Tax loss carryforwards	434,808	261,945
Accruals and reserves	90,043	55,337
Tax credits	57,275	42,697
Capital and intangible assets	35,096	41,790
Stock-based compensation expense	53,644	33,909
Research and development expenditures	87,810	20,189
Lease liabilities	130,280	62,418
Share issuance costs	10,206	11,403
Total deferred tax assets, before valuation allowance	899,162	529,688
Valuation allowance	(630,231)	(179,115)
Total deferred tax assets	268,931	350,573

Deferred tax liabilities
Equity and other investments	(23,499)	(275,037)
Outside basis difference of foreign subsidiaries	(24,054)	(130,419)
Lease assets	(90,605)	(45,184)
Intangible assets	(103,618)	(33,652)
Other deferred tax liabilities	(2,627)	(1,339)
Total deferred tax liabilities	(244,403)	(485,631)

Total deferred tax assets (liabilities), net	24,528	(135,058)

During the year ended December 31, 2022, the Company assessed whether a valuation allowance should be established or maintained against its deferred tax assets, based on consideration of all available positive and negative evidence, using a "more-likely-than-not" standard. The factors the Company uses to assess the likelihood of realization are its recent operating results, historical losses and the cumulative losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.

The Company had a recovery of income taxes of $162,430 in the year ended December 31, 2022 primarily as a result of the unrealized loss on equity and other investments, share-based compensation, and change in valuation allowance related to deferred tax assets in Canada as well as the United States.

During the year ended December 31, 2022, and following the reversal of a large portion of the unrealized gains on the Company’s equity and other investments, the Company recorded a valuation allowance in Canada against the excess of the Company's Canadian deferred income tax assets relative to its deferred income tax liabilities as the Company has a history of operating losses.

As a result of the application of the Company's tax rates on the results of ongoing operations, other discrete items primarily related to share-based compensation, non-taxable gains on unrealized equity and other investments, the change in valuation allowance applied to deferred tax assets in the United States, and the reversal of the valuation allowance related to deferred tax assets in Canada, the Company had a provision for income taxes of $225,933 in the year ended December 31, 2021.

During the year ended December 31, 2021, the Company released a portion of the valuation allowance against its deferred income tax assets in Canada due to the overall unrealized gain on the Company’s equity and other investments.

During the year ended December 31, 2021, the Company received a development and expansion incentive under the International Headquarters Award in Singapore. The incentives granted by the authorities to the Company are effective April 1, 2021 through March 31, 2026 and provide a concessionary tax rate of 5% to earnings in excess of the base income threshold. As a result of the incentive, the Company received an aggregate tax benefit of $1,794 during the year ended December 31, 2022.

The Company had no material uncertain income tax positions for the years ended December 31, 2022 and 2021. The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2022 and 2021, there was no material interest or penalties related to uncertain tax positions.

The Company remains subject to audit by the relevant tax authorities for the years ended 2015 through 2022.

Investment tax credits, which are earned as a result of qualifying R&D expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

As at December 31, 2022 and 2021, the Company had Canadian and U.S. federal unused non-capital tax losses of approximately $1,219,719 and $670,312, respectively. In addition, at December 31, 2022 and 2021, the Company had unused non-capital tax losses in various U.S. states of approximately $1,766,233 and $1,393,831, respectively.

Of the December 31, 2022 balance, $642,118 and $1,004,499 of the federal and state non-capital tax losses respectively have no expiry. The remaining non-capital tax losses of $577,601 and $761,734, respectively, are due to expire between 2024 and 2042. In addition, at December 31, 2022 and 2021, the Company had an undeducted Canadian R&D expenditure balance totaling $140,737 and $76,166, respectively, which does not expire. As at December 31, 2022 and 2021, the Company had tax credits of $70,298 and $51,690, respectively. The investment tax credits are due to expire between 2035 and 2042.